UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-04670

DWS Global/International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  10/31

Date of reporting period: 1/31/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2011 (Unaudited)

DWS Emerging Markets Fixed Income Fund
		Principal Amount ($) (a)	Value ($)
Bonds 86.8%
Argentina 2.7%
Republic of Argentina:
GDP Linked Note, 12/15/2035 (b)		11,380,000	1,724,070
GDP Linked Note, 12/15/2035 (b)	EUR	5,138,017	896,926
Step-up Coupon, 2.5% to 3/31/2019, 3.75% to 3/31/2029, 5.25% to 12/31/2038		5,300,000	2,292,250
7.82%, 12/31/2033	EUR	2,220,137	2,256,978
Series 1, 8.75%, 6/2/2017		564,741	564,741

(Cost $6,241,964)			7,734,965
Belarus 0.9%
Republic of Belarus, 8.95%, 1/26/2018 (Cost $2,482,500)		2,500,000	2,412,500
Brazil 6.1%
Federative Republic of Brazil:
5.875%, 1/15/2019		6,000,000	6,645,000
6.0%, 1/17/2017		3,500,000	3,928,750
7.125%, 1/20/2037		5,700,000	6,783,000
Independencia International Ltd., REG S, 12.0%, 12/30/2016 *		1,574,386	15,744

(Cost $18,672,421)			17,372,494
Bulgaria 1.1%
Republic of Bulgaria, REG S, 8.25%, 1/15/2015 (Cost $3,090,166)		2,700,000	3,111,750
Chile 4.1%
Corporacion Nacional del Cobre - Codelco:
REG S, 5.625%, 9/21/2035		3,200,000	3,255,552
REG S, 6.15%, 10/24/2036		5,000,000	5,447,700
REG S, 7.5%, 1/15/2019		2,500,000	3,037,550

(Cost $10,868,892)			11,740,802
Colombia 5.9%
Republic of Colombia:
7.375%, 3/18/2019		9,400,000	11,303,500
7.375%, 9/18/2037		4,500,000	5,355,000

(Cost $15,673,009)			16,658,500
Croatia 2.1%
Republic of Croatia:
6.5%, 1/5/2015	EUR	2,000,000	2,819,190
REG S, 6.625%, 7/14/2020		3,000,000	3,105,000

(Cost $6,138,478)			5,924,190
El Salvador 0.6%
Republic of EI Salvador, REG S, 7.75%, 1/24/2023 (Cost $1,548,869)		1,500,000	1,665,000
Ghana 0.8%
Republic of Ghana, REG S, 8.5%, 10/4/2017 (Cost $2,013,451)		2,000,000	2,180,000
Indonesia 4.1%
Majapahit Holding BV, REG S, 7.75%, 1/20/2020		6,000,000	6,727,500
Republic of Indonesia, REG S, 11.625%, 3/4/2019		3,287,000	4,766,150

(Cost $9,585,099)			11,493,650
Jordan 0.3%
Kingdom of Jordan, 3.875%, 11/12/2015 (Cost $943,866)		1,000,000	907,500
Kazakhstan 4.2%
KazMunayGaz National Co.:
Series 2, REG S, 9.125%, 7/2/2018		6,200,000	7,409,000
REG S, 11.75%, 1/23/2015		3,500,000	4,357,500

(Cost $10,440,349)			11,766,500
Lithuania 2.7%
Republic of Lithuania:
REG S, 5.125%, 9/14/2017		3,500,000	3,421,250
REG S, 6.75%, 1/15/2015		2,500,000	2,686,250
144A, 7.375%, 2/11/2020		1,500,000	1,646,445

(Cost $7,547,420)			7,753,945
Malaysia 3.5%
Penerbangan Malaysia Bhd., REG S, 5.625%, 3/15/2016		2,130,000	2,377,534
Petroliam Nasional Bhd., REG S, 7.75%, 8/15/2015		1,500,000	1,814,772
Petronas Capital Ltd., REG S, 5.25%, 8/12/2019		5,500,000	5,828,014

(Cost $9,415,015)			10,020,320
Mexico 5.1%
Pemex Project Funding Master Trust, 6.625%, 6/15/2038		2,710,000	2,713,122
United Mexican States:
5.625%, 1/15/2017		1,000,000	1,108,000
5.95%, 3/19/2019		6,000,000	6,720,000
Series A, 6.75%, 9/27/2034		3,500,000	3,937,500

(Cost $14,204,534)			14,478,622
Morocco 0.4%
Kingdom of Morocco, REG S, 4.5%, 10/5/2020 (Cost $1,375,966)	EUR	1,000,000	1,225,390
Panama 4.6%
Republic of Panama:
5.2%, 1/30/2020		3,500,000	3,713,500
7.125%, 1/29/2026		4,800,000	5,700,000
7.25%, 3/15/2015		1,500,000	1,755,000
8.875%, 9/30/2027		1,400,000	1,897,000

(Cost $11,679,413)			13,065,500
Peru 4.9%
Republic of Peru:
7.125%, 3/30/2019		3,700,000	4,419,650
7.35%, 7/21/2025		4,600,000	5,577,500
8.75%, 11/21/2033		2,778,000	3,801,693

(Cost $12,590,496)			13,798,843
Philippines 2.4%
Bangko Sentral Ng Pilipinas, Series A, 8.6%, 6/15/2027		1,000,000	1,232,500
Power Sector Assets & Liabilities Management Corp., 144A, 7.39%, 12/2/2024		1,000,000	1,150,000
Republic of Philippines:
6.375%, 10/23/2034		2,337,000	2,453,850
9.5%, 2/2/2030		1,300,000	1,846,000

(Cost $6,461,568)			6,682,350
Poland 3.3%
Republic of Poland, 6.375%, 7/15/2019 (Cost $9,529,667)		8,500,000	9,476,327
Romania 0.5%
Republic of Romania, 5.0%, 3/18/2015 (Cost $1,302,321)	EUR	1,000,000	1,345,190
Russia 7.3%
Red Arrow International Leasing PLC, "A", 8.375%, 6/30/2012	RUB	19,544,296	659,139
Russian Federation:
144A, 5.0%, 4/29/2020		7,500,000	7,428,750
REG S, 7.5%, 3/31/2030		6,533,500	7,487,391
REG S, 12.75%, 6/24/2028		3,000,000	5,160,000

(Cost $18,316,615)			20,735,280
Serbia 1.2%
Republic of Serbia, REG S, 6.75%, 11/1/2024 (Cost $3,383,359)		3,453,334	3,436,067
South Africa 3.5%
Eskom Holdings Ltd., REG S, 5.75%, 1/26/2021		2,000,000	1,950,000
Republic of South Africa:
5.5%, 3/9/2020		2,500,000	2,575,000
5.875%, 5/30/2022		4,300,000	4,482,750
6.875%, 5/27/2019		800,000	908,000

(Cost $10,088,777)			9,915,750
Sri Lanka 0.7%
Republic of Sri Lanka:
144A, 6.25%, 10/4/2020		1,000,000	995,000
REG S, 7.4%, 1/22/2015		1,000,000	1,100,000

(Cost $2,041,125)			2,095,000
Turkey 4.4%
Republic of Turkey:
6.75%, 5/30/2040		3,000,000	3,045,000
7.0%, 6/5/2020		4,000,000	4,460,000
CPI Linked, 10.0%, 2/15/2012	TRY	5,998,455	4,065,767
16.0%, 3/7/2012	TRY	1,440,000	968,855

(Cost $13,545,555)			12,539,622
Ukraine 1.3%
Government of Ukraine:
REG S, 6.58%, 11/21/2016		1,000,000	1,000,000
REG S, 7.75%, 9/23/2020		2,500,000	2,550,000

(Cost $3,360,856)			3,550,000
United States 0.2%
US Treasury Bill, 0.185% **, 3/17/2011 (c) (Cost $554,874)		555,000	554,898
Uruguay 3.2%
Republic of Uruguay:
6.875%, 9/28/2025		3,800,000	4,370,000
7.625%, 3/21/2036		2,000,000	2,380,000
8.0%, 11/18/2022		1,750,000	2,170,000

(Cost $7,597,471)			8,920,000
Venezuela 4.7%
Petroleos de Venezuela SA, 5.25%, 4/12/2017		6,100,000	3,455,650
Republic of Venezuela:
REG S, 6.0%, 12/9/2020		4,000,000	2,330,000
REG S, 7.75%, 10/13/2019		11,400,000	7,638,000

(Cost $15,102,504)			13,423,650

Total Bonds (Cost $235,796,600)			245,984,605
Loan Participations and Assignments 4.0%
Ireland 2.2%
Novatek Finance Ltd., 144A, 6.604%, 2/3/2021 (d)		2,000,000	2,003,476
VEB Finance Ltd., REG S, 6.902%, 7/9/2020		4,000,000	4,120,000

(Cost $6,197,070)			6,123,476
Ukraine 1.8%
Export-Import Bank of Ukraine, 7.65%, 9/7/2011		2,000,000	2,030,000
Ukreximbank, REG S, 8.375%, 4/27/2015		3,000,000	3,075,000

(Cost $5,009,503)			5,105,000

Total Loan Participations and Assignments (Cost $11,206,573)			11,228,476
		Shares	Value ($)

Cash Equivalents 7.9%
Central Cash Management Fund, 0.18% (e) (Cost $22,419,256)		22,419,256	22,419,256

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $269,422,429) †	98.7	279,632,337
Other Assets and Liabilities, Net	1.3	3,629,496

Net Assets	100.0	283,261,833

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Independencia International Ltd.	12.0%	12/30/2016	1,574,386	USD	2,865,558	15,744

**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $269,427,144.  At January 31, 2011, net unrealized appreciation for all securities based on tax cost was $10,205,193.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $16,978,758 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $6,773,565.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)
Security is linked to Argentine Republic Domestic Product (GDP). Security does not pay principal over life of security or at expiration. Payments are based on growth of Argentina GDP, subject to certain conditions.

(c)	At January 31, 2011, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	When-issued security.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CPI: Consumer Price Index
GDP: Gross Domestic Product
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At January 31, 2011, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

Japanese Yen Currency	USD	3/14/2011	15	2,286,750	(38,983)

As of January 31, 2011, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

EUR	5,000,000	USD	6,911,850	2/4/2011	66,432	HSBC Bank USA
ZAR	28,500,000	USD	4,133,967	2/4/2011	172,282	JPMorgan Chase Securities, Inc.
TRY	8,200,000	USD	5,717,473	2/4/2011	609,383	HSBC Bank USA
Total unrealized appreciation					848,097

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	4,258,498	ZAR	28,500,000	2/4/2011	(296,814)	HSBC Bank USA
USD	4,480,567	CLP	2,150,000,000	2/4/2011	(32,659)	Citigroup, Inc.
EUR	3,445,284	PLN	13,500,000	2/4/2011	(16,358)	HSBC Bank USA
RUB	23,300,000	USD	754,158	2/4/2011	(27,516)	JPMorgan Chase Securities, Inc.
CLP	2,150,000,000	USD	4,396,728	2/4/2011	(51,180)	HSBC Bank USA
EUR	2,000,000	USD	2,733,434	4/28/2011	(1,836)	JPMorgan Chase Securities, Inc.
Total unrealized depreciation					(426,363)

Currency Abbreviations

CLP	Chilean Peso	TRY	Turkish Lira
EUR	Euro	USD	United States Dollar
PLN	Polish Zloty	ZAR	South African Rand
RUB	Russian Ruble

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(f)
Bonds	$—	$245,429,707	$—	$245,429,707
Sovereign Loans	—	11,228,476	—	11,228,476
Short-Term Investments(f)	22,419,256	554,898	—	22,974,154
Derivatives(g)	—	848,097	—	848,097
Total	$22,419,256	$258,061,178	$—	$280,480,434
Liabilities
Derivatives(g)	$(38,983)	$(426,363)	$—	$(465,346)
Total	$(38,983)	$(426,363)	$—	$(465,346)

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the year ended January 31, 2010.
(f)	See Investment Portfolio for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on futures contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Foreign Exchange Contracts	$(38,983)	$421,734

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Emerging Markets Fixed Income Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 24, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 24, 2011